Voyage Expenses (Tables)	12 Months Ended
Dec. 31, 2023
Voyage Expenses
Schedule of voyage expenses

For the year ended December 31,	2023	2022	2021
Port expenses	30,385,334	17,962,872	13,678,442
Bunkers	76,215,708	55,671,538	31,070,105
Other voyage expenses	2,958,197	451,811	258,215
Total	109,559,239	74,086,221	45,006,762